Subsequent Events (Narrative) (Details)	1 Months Ended	12 Months Ended		51 Months Ended	12 Months Ended
	Dec. 28, 2013 CAD	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Dec. 28, 2013 Demand convertible promissory note in favor of Mr. Robert Edmunds (after period end) [Member] USD ($)	Dec. 28, 2013 Acquisition of a European facility (after period end) [Member] USD ($)	Dec. 28, 2013 Acquisition of a European facility (after period end) [Member] EUR (€)	Dec. 28, 2013 Private Placement Equity Financing (after period end) [Member] USD ($)
Bonus common shares issued					181,666
Proceeds from Convertible Debt		$ 8,307,249	$ 10,051,262	$ 18,358,511	$ 545,000
Notes Issued						2,197,153	1,597,000
Debt Instrument, Interest Rate, Stated Percentage						1.90%	1.90%
Debt Instrument, Periodic Payment						11,000
Secured Long-term Debt						3,028,300	2,190,000
Unused credit facility						831,147	593,000
Units Issued During Period, Units	3,333,333		1,067,774					2,515,000
Units Issued During Period, Per Unit Amount								$ 1.25
Units Issued During Period, Value			$ 2,359,780					$ 3,143,750
Units Issued During Period, Underlying Shares	1		1
Units Issued During Period, Underlying Warrants	0.5		0.5
Class of Warrant or Right, Grants in Period, Exercise Price	0.70		$ 3.45					$ 1.75
Class of Warrant or Right, Grants in Period, Contractual Term	5 years		2 years
Stock Issued During Period, Finders' Fees								176,400